Jun. 16, 2017
Tax Exempt Portfolio
Tax Exempt Portfolio

Prospectus Supplement

June 16, 2017

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Liquidity Funds (the "Fund")
Prospectuses dated February 28, 2017, relating to the Tax-Exempt Portfolio (the "Portfolio") of each of the:

Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Portfolio. Accordingly, effective immediately, each Prospectus is revised as follows:

The third sentence of the section of each Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Principal Investment Strategies" is hereby deleted.

Please retain this supplement for future reference.